Note 11 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 644,847	$ 335,155
Goodwill acquired during the year	56,547	309,227
Goodwill disposed during the year		(2,254)
Other items	1,296	1,483
Foreign exchange	1,048	1,236
Balance	703,738	644,847
FirstService Residential Segment [Member]
Balance	211,726	193,943
Goodwill acquired during the year	15,369	18,446
Goodwill disposed during the year		(2,025)
Other items	200	527
Foreign exchange	441	835
Balance	227,736	211,726
FirstService Brands Segment [Member]
Balance	433,121	141,212
Goodwill acquired during the year	41,178	290,781
Goodwill disposed during the year		(229)
Other items	1,096	956
Foreign exchange	607	401
Balance	$ 476,002	$ 433,121